Cash Flow Reconciliations (Tables)	12 Months Ended
Dec. 31, 2017
Cash Flow Reconciliations
Schedule of reconciliation of borrowings arising from financing activities

	Opening balance	Cash flows	Other comprehensive income	Non-cash items	Deferred financing costs, assets	Total
Borrowings outstanding as of January 1, 2017	2,652,026	—	—	—	—	2,652,026
Proceeds from bank loans and bonds	—	280,000	—	—	—	280,000
Bank loans and bond repayments	—	(397,008)	—	—	—	(397,008)
Additions in deferred loan/bond fees	—	(8,830)	—	(1,526)	5,474	(4,882)
Amortization of deferred loan and bond issuance costs and premium (Note 18)	—	—	—	12,398	—	12,398
Retranslation of the NOK Bonds in U.S. dollars	—	—	5,022	—	—	5,022

Borrowings outstanding as of December 31, 2017	2,652,026	(125,838)	5,022	10,872	5,474	2,547,556

Schedule of reconciliation of derivatives arising from financing activities

	Opening balance	Cash flows	Other comprehensive income	Non-cash items	Total
Net derivative liabilities as of January 1, 2017	22,401	—	—	—	22,401
Unrealized gain on derivative financial instruments held for trading including ineffective portion of cash flow hedge	—	—	—	(10,505)	(10,505)
Payment for CCS termination (Note 25)	—	(20,603)	—	—	(20,603)
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	—	—	(7,689)	—	(7,689)

Net derivative liabilities/(assets) as of December 31, 2017	22,401	(20,603)	(7,689)	(10,505)	(16,396)

Schedule of reconciliation of tangible fixed assets and vessels under construction arising from investing activities

	Opening balance	Cash flows	Non-cash items	Total
Tangible fixed assets and vessels under construction as of January 1, 2017	3,985,403	—	—	3,985,403
Additions (Note 6)	—	82,352	978	83,330
Depreciation expense (Note 6)	—	—	(129,512)	(129,512)

Tangible fixed assets and vessels under construction as of December 31, 2017	3,985,403	82,352	(128,534)	3,939,221

Schedule of reconciliation of finance lease liabilities arising from financing activities

	Opening balance	Cash flows	Non-cash items	Total
Finance lease liabilities as of January 1, 2017	220,401	—	—	220,401
Finance lease charge (Note 18)	—	—	10,875	10,875
Payments for interest	—	(14,276)	—	(14,276)
Payments for finance lease liability	—	(3,572)	—	(3,572)

Finance lease liabilities as of December 31, 2017	220,401	(17,848)	10,875	213,428

Schedule of reconciliation of equity offerings arising from financing activities

	Cash flows	Non-cash items	Total
Proceeds from GasLog Partners' common unit offerings (net of underwriting discounts and commissions)	141,395	—	141,395
Proceeds from GasLog Partners' preference unit offerings (net of underwriting discounts and commissions)	139,222	—	139,222
Offering costs	(2,032)	(359)	(2,391)

Net proceeds from equity offerings in the year ended December 31, 2017	278,585	(359)	278,226